Offerings - Offering: 1	Oct. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	33,298,764
Maximum Aggregate Offering Price	$ 998,262,917.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,860.11
Offering Note	(1) Represents up to 33,298,764 shares of Class A common stock, par value $0.01 per share ("Millrose Class A Common Stock"), of Millrose Properties, Inc., a Maryland corporation ("Millrose"), being offered in exchange for shares of Class A common stock, par value $0.10 per share ("Lennar Class A Common Stock"), of Lennar Corporation, a Delaware corporation ("Lennar"), pursuant to the exchange offer (the "Exchange Offer") described in the prospectus forming a part of the registration statement filed by Millrose on Form S-4, with which this exhibit is filed. (2) This maximum aggregate offering price assumes the acquisition of up to 8,434,124 shares of Lennar Class A Common Stock in exchange for up to 33,298,764 shares of Millrose Class A Common Stock held by Lennar. This maximum aggregate offering price, estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(f) under the Securities Act of 1933, as amended, is based on the product of (i) $118.36, the average of the high and low prices of Lennar Class A Common Stock as reported on the New York Stock Exchange on October 9, 2025 and (ii) 8,434,124, the maximum number of shares of Lennar Class A Common Stock to be acquired in the Exchange Offer (based on the indicative exchange ratio of 3.9481 shares of Millrose Class A Common Stock per share of Lennar Class A Common Stock in effect following the close of trading on the New York Stock Exchange on October 9, 2025, based on the daily VWAPs of shares of Lennar Class A Common Stock and Millrose Class A Common Stock on October 7, 8 and 9, 2025).